EQUITY (Details Narrative) - USD ($)								1 Months Ended			3 Months Ended		12 Months Ended
	Jun. 14, 2022	May 04, 2022	Apr. 07, 2022	Apr. 04, 2022	Aug. 10, 2021	Nov. 11, 2020	Jul. 07, 2020	Feb. 16, 2021	Oct. 28, 2020	Jul. 25, 2019	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jul. 09, 2020	Jul. 10, 2019
Settlemet of accounts payable														$ 44,801
Common stock shares issued upon conversion of debt, amount														199,567
Common stock shares issued for services												50,000
Common stock shares value for services, amount				$ 60,000							$ 60,000	$ 5,250	$ 110,835	$ 210,440
Total no of authorized shares																550,000,000
Preferred stock shares authorized											50,000,000		50,000,000	50,000,000		50,000,000
Common stock shares authorized											500,000,000		500,000,000	500,000,000		500,000,000
Preferred stock shares designated																	1,500,000
Conversion of preferred stock shares issued													54,130
Common shares issued, for settlement of accounts payable														577,287
Common stock, price per share													$ 1.00	$ 1.00
Preferred stock shares														$ 740,000
Preferred stock shares, value													$ 0
Common stock share issued for cash, amount													$ 27,000	$ 44,081
Conversion shares of common stock															757,142
Common stock shares, issued											117,065,675		111,313,175	104,834,083
Common stock shares issued for exercise of warrants	1,950,000	750,000									0
Common stock shares issued for services, shares				1,000,000									1,513,719
Preferred stock, shares issued											0
April 1, 2021 [Member]
Preferred stock shares issued upon common stock, shares											54,130
Conversion shares of common stock											1,968,363
Common Stock One [Member]
Common stock share issued for cash, amount													$ 5,250
Common stock share issued for cash, shares													50,000	26,657,443
Common Stock Two [Member]
Common stock shares value for services, amount													$ 110,835	$ 210,440
Common stock shares issued for services, shares													1,513,719	2,422,902
Common Stock Three [Member]
Conversion of preferred stock shares issued													54,130
Conversion shares of common stock													1,968,363	3,982,179
Series A Convertible Preferred Stock [Member]
Conversion of preferred stock shares issued														745,870
Preferred stock shares, value										$ 110,000
Conversion shares of common stock							50,000
Common stock shares, issued														26,657,443
Interest														$ 14,013
Preferred stock, shares issued										110,000				746,000
Conversion description			Within 180 days of issuance, the note may be repaid at a premium of 115% of the face value of the note and 150% of the unconverted balance of the note after 180 days and prior to maturity. After 180 days the note may be converted into common stock of the Company at $0.075 per share or a 20% discount to the lowest VWAP (Volume- Weighted Average Pricing) price during the 10 days prior to conversion.		Within 180 days of issuance the note may be repaid at an escalating premium up to 125% of the face value of the note. After 180 days the note was convertible into common stock of the Company at $0.06 per share or a 25% discount to the lowest trading price during the 10 days prior to conversion. The initial derivative was calculated using risk free interest of .05%, volatility of 132% and expected life of 0.50 years.	After 180 days the note was convertible into common stock of the Company at a 35% discount to the lowest trading price during the 20 days prior to conversion.		After 180 days the note was convertible into common stock of the Company at a 30% discount to the lowest trading price during the 15 days prior to conversion. The initial derivative was calculated using risk free interest of .18%, volatility of 213% and expected life of 1.00 years.	After 180 days the note was convertible into common stock of the Company at $0.04 per share or a 30% discount to the VWAP during the 20 days prior to conversion. The initial derivative was calculated using risk free interest of .18%, volatility of 212% and expected life of .50 years.	Each share of series A preferred is convertible after 180 days to four shares of common stock ($0.25 per share) or at the lowest of: (i) the fixed conversion price; (ii) the equitant of 70% of the lowest closing price for the 20 days prior to the conversion of the preferred shares and accrues 7% interest annually.
Outstanding warrants, granted														3,700,000
Preferred stock issued for cash, shares														640,000
Debt														$ 100,000
Convertible, description														The stock is convertible into common stock at 10 cents per share or 50% of the lowest trading price, whichever is lower 5 days prior to conversion. The Company has the right to convert the shares nine months after the issuance. The warrants are convertible at $0.15 per share within two years of issuance.
Director [Member]
Common stock shares issued for compensation, value											$ 23,332
Common stock shares issued for compensation, shares											307,010
Two Officers and Director [Member]
Common stock shares value for services, amount													$ 128,333
Common stock shares issued for services, shares											1,052,500		2,407,010
Accrued fees converted amount, shares													1,968,363
Common stock shares issued for compensation, value														$ 1,577,471
Common stock shares issued for compensation, shares														16,931,101
Common stock shares value for account payable, amount											$ 305,225
Two Officers and Director One [Member]
Common stock shares value for services, amount													$ 5,250
Common stock shares issued for services, shares													50,000
Common stock shares value for account payable, amount													$ 27,000
Common stock shares value for account payable													540,000
Four Officers and Director [Member]
Common stock shares value for services, amount														$ 575,412
Common stock shares issued for services, shares														9,372,909
Four Entities [Member]
Common stock shares value for exercise of warrants, amount											$ 148,000
Common stock shares, issued											3,700,000
Common stock shares issued for exercise of warrants											3,700,000
Three Officers and Director [Member]
Common stock shares value for services, amount											$ 568,719
Common stock shares issued for services, shares											59,716
Medical Director [Member]
Common stock shares value for services, amount											$ 60,000
Common stock shares issued for services, shares											1,000,000